RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
21.	RELATED PARTY TRANSACTIONS

The Company's related parties include:

Related party	Nature of the relationship

Key management personnel	Officers and directors of the Company

Platoro Resource Corp. (“Platoro”)

Platoro is a private company controlled by a director of the Company. Platoro provided geological and investor relations services to the Company.

These transactions occurred in the normal course of business, and were conducted on terms substantially similar to arm’s length transactions.

(a)	Services

The Company entered into the following related party transactions:

	2017	2016
Consulting services provided by Platoro	$11	$–

(b)	Key management compensation

	2017	2016
Salaries and benefits	$2,514	$1,883
Directors’ fees	320	249
Share-based compensation	889	722
	$3,723	$2,854

Upon a change of control of the Company, amounts totalling $2,034 (December 31, 2016 - $1,758) will become payable to certain officers and management of the Company.

(c)	Balances outstanding at the Reporting Date:

	December 31, 2017	December 31, 2016
Payable to Platoro	$11	$–

These amounts owing were included in trade payables.